Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis

The following table summarizes the Company’s financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2025 and June 30, 2026:

	As of December 31, 2025
	Active Market	Observable Input	Unobservable Input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Liabilities:
Warrant	1,512	-	-	1,512
Corporate borrowings from Fanhua Group	-	-	50,626	50,626

	As of June 30, 2026
	Active Market	Observable Input	Unobservable Input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Liabilities:
Warrant	1,544	-	-	1,544
Corporate borrowings from Fanhua Group	-	-	52,949	52,949